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[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   February 8, 2008



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:  AIM International Mutual Funds
        CIK No. 0000880859

   Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM International Mutual Funds (the "Fund") that the Prospectuses and Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares, as applicable, of AIM Asia Pacific Growth Fund, AIM European Growth Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM International Core Equity Fund and AIM International Growth Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 39 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 39 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on February 6, 2008.

   Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1697.

   Sincerely,

   /s/ MARGARET GALLARDO-CORTEZ

   Margaret Gallardo-Cortez
   Counsel

A Member of the AMVESCAP Group